SHAREHOLDERS' EQUITY - Stock Options Activity (Details)	12 Months Ended
	Dec. 31, 2020 shares $ / shares	Dec. 31, 2019 shares $ / shares CAD ($)	Dec. 31, 2020 shares CAD ($)	Dec. 31, 2019 shares CAD ($)	Dec. 31, 2018 CAD ($)
Options (millions)
Balance, beginning of year (in shares)	1,700,000	1,600,000
Options granted (in shares)	0	200,000
Options exercised (in shares)	(400,000)	0
Balance, end of year (in shares)	1,315,504	1,700,000
Number of share options forfeited in share-based payment arrangement (in shares)	0	100,000
Exercisable at year-end (in shares)	765,504	900,000	765,504	900,000
Weighted Average Exercise Price (C $)
Share options outstanding (in USD per share) | (per share)	$ 34.99	$ 32.09	$ 34.99	$ 32.09	$ 31.02
Share options granted (in Canadian dollar per share) | (per share)	0	$ 37.80
Share options exercised(in USD per share) | (per share)	21.69	19.38
Share options forfeited(in USD per share) | (per share)	0	$ 35.64
Share options exercisable (in USD per share) | (per share)	$ 32.38		$ 32.38	$ 27.10